UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07377
Morgan Stanley Capital Opportunities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: November 30, 2009
Date of reporting period: August 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Capital Opportunities Trust
Portfolio of Investments ▪ August 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (95.6%)
	Air Freight & Logistics (2.4%)
208,485	Expeditors International of Washington, Inc.	$6,809,120

	Capital Markets (4.3%)
155,687	Greenhill & Co., Inc.	12,330,410

	Chemicals (5.0%)
169,625	Monsanto Co.	14,228,145

	Communications Equipment (2.3%)
89,912	Research In Motion Ltd. (Canada) (a)	6,568,971

	Computers & Peripherals (6.1%)
103,327	Apple, Inc. (a)	17,380,635

	Construction Materials (1.2%)
257,220	Cemex SAB de CV (ADR) (Mexico) (a)	3,415,882

	Distributors (3.1%)
2,684,465	Li & Fung Ltd. (Bermuda) (b)(c)	8,867,898

	Diversified Financial Services (6.6%)
992,610	BM&F BOVESPA SA (Brazil)	6,130,410
18,164	CME Group, Inc.	5,286,451
295,038	Leucadia National Corp. (a)	7,337,595

		18,754,456

	Health Care Technology (3.2%)
228,099	Athenahealth, Inc. (a)	9,176,423

	Hotels, Restaurants & Leisure (5.4%)
165,983	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	8,123,208
136,279	Wynn Resorts Ltd. (a)	7,376,782

		15,499,990

	Household Durables (1.0%)
97,398	Gafisa SA (ADR) (Brazil)	2,854,735

	Information Technology Services (6.4%)
59,837	Mastercard, Inc. (Class A)	12,124,771
441,728	Redecard SA (Brazil)	6,016,426

		18,141,197

	Internet & Catalog Retail (5.8%)
201,734	Amazon.com, Inc. (a)	16,378,783

	Internet Software & Services (15.6%)
28,959	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	9,558,208
40,256	Google, Inc. (Class A) (a)	18,584,987
1,100,000	Tencent Holdings Ltd. (Cayman Islands) (b)	16,359,825

		44,503,020

	Life Sciences Tools & Services (5.9%)
237,795	Illumina, Inc. (a)	8,387,030
134,303	Techne Corp.	8,282,466

		16,669,496

	Media (1.8%)
114,537	Morningstar, Inc. (a)	5,073,989

	Oil, Gas & Consumable Fuels (7.2%)
165,625	Range Resources Corp.	8,011,281
11,495	Southwestern Energy Co. (a)	423,706
262,531	Ultra Petroleum Corp. (Canada) (a)	12,189,314

		20,624,301

	Professional Services (2.6%)
193,927	Costar Group, Inc. (a)	7,359,530

	Real Estate Management & Development (3.7%)
513,846	Brookfield Asset Management, Inc. (Class A) (Canada)	10,446,489

	Semiconductors & Semiconductor Equipment (3.2%)
360,674	Tessera Technologies, Inc. (a)	9,063,738

	Software (2.8%)
151,971	Salesforce.com, Inc. (a)	7,882,736

	Total Common Stocks (Cost $260,725,451)	272,029,944

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Morgan Stanley Capital Opportunities Trust
Portfolio of Investments ▪ August 31, 2009 (unaudited) continued

NUMBER OF
SHARES (000)

	Short-Term Investment (d)(4.4%)
	Investment Company
12,484	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $12,483,649)		$12,483,649

	Total Investments (Cost $273,209,100) (e)	100.0%	284,513,593
	Liabilities in Excess of Other Assets	(0.0)	(22,394)

	Net Assets	100.0%	$284,491,199

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Securities with a total market value equal to $25,227,723 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available.

(c)	Security trades on a Hong Kong exchange.

(d)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

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MS Capital Opportunities Trust
Notes to the Portfolio of Investments
SFAS 157 Disclosure
8/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective December 1, 2007. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at August 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Common Stocks
Air Freight & Logistics	$6,809,120	$6,809,120	—	—
Capital Markets	12,330,410	12,330,410	—	—
Chemicals	14,228,145	14,228,145	—	—
Communications Equipment	6,568,971	6,568,971	—	—
Computers & Peripherals	17,380,635	17,380,635	—	—
Construction Materials	3,415,882	3,415,882	—	—
Distributors	8,867,898	—	$8,867,898	—
Diversified Financial Services	18,754,456	18,754,456	—	—
Health Care Technology	9,176,423	9,176,423	—	—
Hotels, Restaurants & Leisure	15,499,990	15,499,990	—	—
Household Durables	2,854,735	2,854,735	—	—
Internet & Catalog Retail	16,378,783	16,378,783	—	—
Internet Software & Services	44,503,020	28,143,195	16,359,825	—
Information Technology Services	18,141,197	18,141,197	—	—
Life Sciences Tools & Services	16,669,496	16,669,496	—	—
Media	5,073,989	5,073,989	—	—
Oil, Gas & Consumable Fuels	20,624,301	20,624,301	—	—
Professional Services	7,359,530	7,359,530	—	—
Real Estate Management & Development	10,446,489	10,446,489	—	—
Semiconductors & Semiconductor Equipment	9,063,738	9,063,738	—	—
Software	7,882,736	7,882,736	—	—

Total Common Stocks	272,029,944	246,802,221	25,227,723	—

Short-Term Investment — Investment Company	12,483,649	12,483,649	—	—

Total	$284,513,593	$259,285,870	$25,227,723	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Capital Opportunities Trust

/s/ Randy Takian
Randy Takian Principal Executive Officer October 22, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian Principal Executive Officer October 22, 2009

/s/ Francis Smith
Francis Smith Principal Financial Officer October 22, 2009

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